                                                MARCH 15, 2001 SUPPLEMENT TO THE
                                           TRAVELERS PORTFOLIO ARCHITECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000






The following replaces the "Death of any owner or the annuitant before age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

        (1) the contract value;
        (2) the total purchase payments made under the Contract;
        (3) the step-up value (if any, as described below).


The following replaces the "Death of any owner or the annuitant on or after age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

        (1) the contract value; or
        (2) the total purchase payments made under the Contract.






                                                                 March 15, 2001

                                                MARCH 15, 2001 SUPPLEMENT TO THE
                                    TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000




The following replaces the "Death of any owner or the annuitant before age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

        (1) the contract value;
        (2) the total purchase payments made under the Contract; or
        (3) the step-up value (if any, as described below).


The following replaces the "Death of any owner or the annuitant on or after age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

        (1) the contract value; or
        (2) the total purchase payments made under the Contract.










L-12935                                                          March 15, 2001

                                                MARCH 15, 2001 SUPPLEMENT TO THE
                                              TRAVELERS PREMIER ADVISERS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000
                                               AND SUPPLEMENTED DECEMBER 1, 2000


The following replaces the "Death of any owner or the annuitant before age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

       (1) the contract value;
       (2) the total purchase payments made under the Contract; or
       (3) the step-up value (if any, as described below).


The following replaces the "Death of any owner or the annuitant on or after age 80" subsection of the "DEATH PROCEEDS BEFORE THE MATURITY DATE" section of the prospectus.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax, outstanding loans and withdrawals not previously deducted:

       (1) the contract value; or
       (2) the total purchase payments made under the Contract.






L-12934                                                           March 15, 2001